Fixed Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fixed Assets [Abstract]
FIXED ASSETS

NOTE 4 – FIXED ASSETS

The Company’s fixed assets include the following on March 31, 2024:

	Cost Basis	Accumulated Depreciation	Net
Computers	$378,480	$(342,303)	$36,177
Lab Equipment	2,711,525	(949,414)	1,762,111
Office Furniture	56,656	(15,282)	41,374
Other Fixed Assets	148,605	(25,632)	122,973
Leasehold Improvements	120,440	(61,315)	59,125
Total Fixed Assets	$3,415,706	$(1,393,946)	$2,021,760

The Company’s fixed assets include the following on December 31, 2023

	Cost Basis	Accumulated Depreciation	Net
Computers	$378,480	$(320,473)	$58,007
Lab Equipment	2,585,077	(859,612)	1,725,465
Office Furniture	56,656	(13,866)	42,790
Other Fixed Assets	8,605	(2,084)	6,521
Leasehold Improvements	120,440	(54,980)	65,460
Total Fixed Assets	$3,149,258	$(1,251,015)	$1,898,243

Depreciation expense was $142,932 and $109,896 for the three months ended March 31, 2024 and 2023, respectively. As of March 31, 2024 and December 31, 2023, the fixed assets that serve as collateral subject to the financed asset liability have a carrying value of $1,006,741 and $1,316,830, respectively.

Fixed asset activity for the three months ended March 31, 2024 consisted of the following:

For the three months ended March 31, 2024
As of December 31, 2023	3,149,258
Brain Scientific Asset Purchase	266,448
Additions	-
As of March 31, 2024	$3,415,706

Financed Assets:

In October 2020, the Company purchased two pieces of lab equipment and financed them for a period of twenty-four months with a monthly payment of $19,487, with an interest rate of 8%. As of March 31, 2024, the Company has one payment in arrears.

In January of 2021, the Company purchased one piece of lab equipment and financed it for a period of twenty-four months with a monthly payment of $9,733, with an interest rate of 8%. As of March 31, 2024, the Company has one payment in arrears.

In March of 2021, the Company purchased five pieces of lab equipment and financed them for a period of twenty-four months with a monthly payment of $37,171, with an interest rate of 8%. As of March 31, 2024, the Company has four payments in arrears.

As of March 31, 2024, all lab equipment financing agreements have matured and are in default status.

NOTE 4 – FIXED ASSETS

The Company’s fixed assets include the following on December 31, 2023:

	Cost Basis	Accumulated Depreciation	Net
Computers	$378,480	$(320,473)	$58,007
Lab Equipment	2,585,077	(859,612)	1,725,465
Office Furniture	56,656	(13,866)	42,790
Other Fixed Assets	8,605	(2,084)	6,521
Leasehold Improvements	120,440	(54,980)	65,460
Total Fixed Assets	$3,149,258	$(1,251,015)	$1,898,243

The Company’s fixed assets include the following on December 31, 2022:

	Cost Basis	Accumulated Depreciation	Net
Computers	$376,429	$(197,907)	$178,522
Lab Equipment	2,572,720	(579,015)	1,993,705
Office Furniture	56,656	(8,200)	48,456
Other Fixed Assets	8,605	(1,224)	7,381
Leasehold Improvements	120,440	(29,641)	90,799
Total Fixed Assets	$3,134,850	$(815,987)	$2,318,863

Depreciation expense was $435,027 and $428,977 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the fixed assets that serve as collateral subject to the financed asset liability have a carrying value of $1,316,830 and $1,359,091, respectively.

Financed Assets:

In October 2020, the Company purchased two pieces of lab equipment and financed them for a period of twenty-four months with a monthly payment of $19,487, with an interest rate of 8%. As of December 31, 2023, the Company has one payment in arrears.

In January of 2021, the Company purchased one piece of lab equipment and financed it for a period of twenty-four months with a monthly payment of $9,733, with an interest rate of 8%. As of December 31, 2023, the Company has one payment in arrears.

In March of 2021, the Company purchased five pieces of lab equipment and financed them for a period of twenty-four months with a monthly payment of $37,171, with an interest rate of 8%. As of December 31, 2023, the Company has four payments in arrears.

As of December 31, 2023, all lab equipment financing agreements have matured and are in default status.